GOODWILL AND INTANGIBLE ASSETS, NET - Net Carrying Amount of Goodwill (Q3) (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance	$ 50,588,000	$ 17,320,857		$ 50,588,000	$ 50,588,000
Impairment of goodwill for the nine and the 12 months period ended, respectively	$ (33,267,143)	0	$ 0	$ (33,267,143)	(33,267,143)
Ending balance		$ 17,320,857	$ 17,320,857		$ 17,320,857